FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements [Line Items]
Beginning Balance	£ 521	£ 744
Income statement charge (credit)	(243)	(260)
Transfers	(6)	37
Ending Balance	£ 272	£ 521